Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Provision of Income Taxes [Line Items]
Earnings attributable to non-tax paying entities	$ 3,438	$ 3,650	$ 3,502
Foreign rate differential	3,814	2,032	1,878
Change in valuation allowance	32,265	24,336	(45,037)
Effect of redemption of all outstanding Class C Units	18,825
Foreign withholding tax incurred	1,384	3,377	1,316
Withholding taxes on unrepatriated foreign earnings	(7,664)	(6,149)	(2,281)
Inflation adjustment	(2,374)	(1,285)	(1,824)
Permanent adjustments	4,154	2,959	3,322
Other—net	2,658	8,321	2,522
Total	10,542	23,092	(40,796)
CANADA
Reconciliation of Provision of Income Taxes [Line Items]
Income tax benefit at Canadian federal rate	$ (45,958)	$ (14,149)	$ (4,194)